CONSECO STOCKCAR STOCKS INDEX FUND

                              Advisor Class Shares

                        Supplement Dated August 29, 2000
                      to the Prospectus dated May 12, 2000
                             as revised Aug. 1, 2000


The Advisor Class Expense Example is replaced as follows:


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CONSECO STOCKCAR STOCKS - ADVISOR CLASS
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                1 Year       3 Year        5 Year        10 Year
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               $  547        $  908       $ 1,347       $ 2,563
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                       CONSECO STOCKCAR STOCKS INDEX FUND

                               Direct Class Shares

                        Supplement Dated August 29, 2000
                      to the Prospectus dated May 12, 2000
                             as revised Aug. 1, 2000




The Direct Class Expense Example is replaced as follows:


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CONSECO STOCKCAR STOCKS - DIRECT CLASS
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                1 Year       3 Year        5 Year        10 Year
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               $  153        $  529        $  986       $ 2,253
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